Finance Revenue and Costs (Details) $ in Thousands, $ in Millions			12 Months Ended
	Mar. 17, 2017 USD ($)	Mar. 17, 2017 CAD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Disclosure of detailed information about borrowings [line items]
Repayments Of Debentures Issued, Classified As Financing Activities			$ 0	$ 73,375
Finance costs			5,075	6,233
Convertible Debt [member]
Disclosure of detailed information about borrowings [line items]
Repayments Of Debentures Issued, Classified As Financing Activities	$ 73,400	$ 97.8
Interest on borrowings			0	1,089
Long-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Interest on borrowings			4,275	3,994
Note payable [member]
Disclosure of detailed information about borrowings [line items]
Repayments Of Debentures Issued, Classified As Financing Activities	$ 10,000	$ 13.6
Interest on borrowings			0	532
Revolving Reserves-Based Lending Facility [Member]
Disclosure of detailed information about borrowings [line items]
Interest on borrowings			440	289
Long-term debt [member]
Disclosure of detailed information about borrowings [line items]
Amortization of deferred financing costs			$ 360	$ 329